PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173 713.626.1919 www.invesco.com

December 15, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AIM Investment Funds (Invesco Investment Funds)

CIK No. 0000826644

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of AIM Investment Funds (Invesco Investment Funds) (the “Fund”) that the Prospectus and the Statement of Additional Information , relating to Class R6 shares of Invesco U.S. Managed Volatility Fund, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 165 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 165 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on December 15, 2017.

Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (713) 214-7888.

Very truly yours,

/s/ Peter Davidson

Peter Davidson

Assistant General Counsel